Other Non-current Assets	12 Months Ended
Dec. 31, 2025
Other Assets, Noncurrent [Abstract]
Other Non-current Assets
10.
OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
	(in thousands)
Operating lease right-of-use assets	98,921	62,168	8,890
Others	29,153	28,444	4,067
	128,074	90,612	12,957